BENEFIT PLANS (Tables)	12 Months Ended
Jun. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of summary of the status of the Incentive Plan
	2015		2014
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price

Options outstanding at beginning of year	199,106	$10.62	222,921	$10.62
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	(23,815)	10.60

Outstanding at end of year	199,106	10.62	199,106	10.62

Options exercisable at end of year	199,106	$10.62	199,106	$10.62

Schedule of the information about stock options outstanding

The following table summarizes information about stock options outstanding as of June 30, 2015:

Options Outstanding				Options Exercisable
		Weighted-Average
Weighted-Average	Number	Remaining	Aggregate	Number	Weighted-Average
Exercise Price	Outstanding	Contractual Life	Intrinsic Value	Exercisable	Exercise Price

$10.60	170,106	0.36	$-	170,106	$10.60
10.70	23,000	1.90	-	23,000	10.70
10.78	6,000	0.94	-	6,000	10.78